FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Securities issued designated as a hedging instrument (Details) - Net foreign investment - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Principal balance		$ 1,982,034
Designated capital as a hedged instrument	$ 884,544	1,592,034
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Principal balance	1,261,707	1,782,034
Designated capital as a hedged instrument	$ 884,544	$ 1,392,034
Debt instruments | Debt Securities Issued, 7.03% Principal 750,000
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate	7.03%	7.03%
Principal balance	$ 461,707	$ 750,000
Designated capital as a hedged instrument	$ 355,339	$ 360,000
Debt instruments | Debt Securities Issued, 4.68% Principal 436,516
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate	4.68%	4.68%
Principal balance	$ 800,000	$ 436,516
Designated capital as a hedged instrument	$ 529,205	$ 436,516
Debt instruments | Debt Securities Issued, 4.68% Principal 85,710
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate		4.68%
Principal balance		$ 85,710
Designated capital as a hedged instrument		$ 85,710
Debt instruments | Debt Securities Issued, 4.68% Principal 27,774
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate		4.68%
Principal balance		$ 27,774
Designated capital as a hedged instrument		$ 27,774
Debt instruments | Debt Securities Issued, 3.02% Principal 482,034
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate		3.02%
Principal balance		$ 482,034
Designated capital as a hedged instrument		482,034
Financing with Correspondent Banks
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Principal balance		200,000
Designated capital as a hedged instrument		$ 200,000
Financing with Correspondent Banks | Financing with Correspondent Banks, 6.06%, Principal 150,000
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate		6.06%
Principal balance		$ 150,000
Designated capital as a hedged instrument		$ 150,000
Financing with Correspondent Banks | Financing with Correspondent Banks, 6.36%, Principal 50,000
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate		6.36%
Principal balance		$ 50,000
Designated capital as a hedged instrument		$ 50,000